PRINCIPAL ACCOUNTING POLICIES - Foreign Currencies, Cash and Restricted Cash, Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended				24 Months Ended
	Sep. 30, 2016 CNY (¥)	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) company	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Foreign Currencies
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements | $ / ¥		6.9618					6.9618
Cash and Restricted Cash
Cash		$ 329,642					¥ 2,294,904		¥ 1,968,351
Restricted cash		9,505					66,169		5,770
Total cash and restricted cash		339,147			¥ 2,292,725		2,361,073	$ 283,565	1,974,121	¥ 1,921,463
Investments
Change in fair value of equity securities with readily determinable fair values		6,092	¥ 42,410
Other-than-temporary impairment charge			0	¥ 0	0
Qualifying observable price changes			0	0	¥ 0
USD
Cash and Restricted Cash
Amount of cash and restricted cash held in U.S. dollars		$ 76,726					¥ 535,254	$ 135,668	931,120
Equity Method Investments
Investments
Amount paid for investments			25,000	25,000
Other-than-temporary impairment charge on equity method investment			0	¥ 0
Huali University Group Limited
Investments
Equity interest acquired (as a percent)		5.70%					5.70%
Cost of equity securities with readily determinable fair values							¥ 201,558
Fair value of equity securities with readily determinable fair values							159,148
Change in fair value of equity securities with readily determinable fair values			42,410
Investment in a provider of on-demand work opportunities in the United States
Investments
Other-than-temporary impairment charge			¥ 98,277
Technology talent assessment services provider in the United States
Investments
Equity interest									¥ 31,535
Percentage of equity interest owned								14.30%	14.30%
Human resource consulting and executive search services company in China
Investments
Equity interest									¥ 25,000
Percentage of equity interest owned								18.00%	18.00%
Companies that provide business process outsourcing services in China
Investments
Equity interest							¥ 200		¥ 300
Percentage of equity interest owned		5.00%					5.00%	5.00%	5.00%
Number of companies | company				3
CDP Holdings, Ltd.
Investments
Equity interest							¥ 565,664
Percentage of equity interest owned		17.50%					17.50%
Provider of tools and solutions powered by artificial intelligence
Investments
Equity interest							¥ 78,000
Percentage of equity interest owned		19.50%					19.50%
Recruiting platform that focuses on gig and hourly services workers within the on-demand labor market in the United States
Investments
Equity interest							¥ 20,157
Percentage of equity interest owned		3.00%					3.00%
Investment fund | Equity Method Investments
Investments
Amount paid for investments				¥ 75,000
Ownership interest (as a percent)								5.00%	5.00%
Another Investment Fund | Equity Method Investments
Investments
Amount paid for investments						¥ 50,000
Ownership interest (as a percent)								25.00%	25.00%
Golden Finance
Investments
Available-for-sale debt securities	¥ 126,716
Available-for-sale debt securities, percentage of equity interest	15.00%	11.70%					11.70%
Realized gain on sale of debt securities				¥ 61,070